Borrowings - Schedule of Convertible Bonds (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Opening balance	$ 405,024
Unwind of discount	14,533	$ 12,410
Interest expense	5,334	4,911
Repurchase of Existing Bonds	43,254
Closing balance	516,385		$ 405,024
Current	11,508		13,110
Non-current	504,877		391,914
Total borrowings	516,385		405,024
Convertible bonds
Disclosure of detailed information about borrowings [line items]
Opening balance	394,715	$ 344,218	344,218
Unwind of discount	13,741		22,502
Interest expense	5,334		9,945
Interest paid	(5,101)		(9,871)
Transaction costs	(10,747)		0
Other equity securities - value of conversion rights	(91,709)		0
Exchange differences	23,321		27,921
Closing balance	507,055		394,715
Current	10,818		11,692
Non-current	496,237		383,023
Total borrowings	507,055		394,715
Convertible Note Due 2029 ("Existing Bonds")
Disclosure of detailed information about borrowings [line items]
Repurchase of Existing Bonds	(422,499)		0
Convertible Note Due 2031 ("New Bonds")
Disclosure of detailed information about borrowings [line items]
Face value of New Bonds issued	$ 600,000		$ 0